22. Share-based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation expense	$ 821	$ 2,726	$ 1,174
Options [Member]
Stock-based compensation expense	$ 695	$ 1,382	$ 2,955
Weighted average grant date fair value per share	$ 3.48	$ 12.54	$ 3.88
Unrecognized cost recognition period	1 year 8 months 19 days
Continuing Operations [Member]
Stock-based compensation expense	$ 821	$ 2,726	$ 1,174